Condensed Consolidated Interim Statements of Changes in Stockholders' Equity (Parenthetical) - USD ($)				1 Months Ended	12 Months Ended
	Oct. 04, 2023	Oct. 04, 2023	Aug. 15, 2022	Oct. 31, 2023	Dec. 31, 2022
Payments of Stock Issuance Costs			$ 696,670
Stockholders equity reverse stock split	one for seven reverse stock split	one for seven reverse stock split		one
Common Stock [Member]
Payments of Stock Issuance Costs					$ 696,670